Related Party Balances And Transactions - Schedule of Amount Due to Directors (Details)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Mr. Sai Bin Loi [Member]
Schedule of Amount Due to Directors [Line Items]
Relationship	Mr. Loi was a shareholder and director of Republic Power Pte Limited
Nature of Transactions	Loan
Amount due to directors			$ 77,624
Mr. Ziyang Long [Member]
Schedule of Amount Due to Directors [Line Items]
Relationship	Mr. Long is a director of Republic Power Pte Limited
Nature of Transactions	Loan
Amount due to directors	$ 53,767	42,273	252,976
Mr. Chee Wai Chan [Member]
Schedule of Amount Due to Directors [Line Items]
Relationship	Mr. Chan was a director of Republic Power Pte Limited
Nature of Transactions	Loan
Amount due to directors			71,088
Related Party [Member]
Schedule of Amount Due to Directors [Line Items]
Amount due to directors	$ 53,767	$ 42,273	$ 401,688